PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Feb. 23, 2013
Property Plant And Equipment [Abstract]
Components of Property, Plant and Equipment

Property, plant and equipment, net, consisted of the following:

	2013	2012
Land	$100	$103
Buildings	1,294	1,240
Property under construction	37	297
Leasehold improvements	688	652
Equipment	2,733	2,701
Capitalized lease assets	335	369

Total property plant and equipment	5,187	5,362
Accumulated depreciation	(3,277)	(3,063)
Accumulated amortization on capitalized lease assets	(210)	(200)

Total property, plant and equipment, net	$1,700	$2,099